UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740

(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

Item 1. Report to Stockholders.

(a)	The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

VAUGHAN NELSON FUNDS

Vaughan Nelson Emerging Markets Fund

(formerly, Vaughan Nelson Emerging Markets Opportunities Fund)

(Investor Class – ADVKX)

(Institutional Class - ADVMX)

Vaughan Nelson International Fund

(formerly, Vaughan Nelson International Small Cap Fund)

(Investor Class - ADVJX)

(Institutional Class - ADVLX)

SEMI-ANNUAL REPORT

APRIL 30, 2024

Vaughan Nelson Funds

Each a series of Investment Managers Series Trust

Table of Contents

Vaughan Nelson Emerging Markets Fund
Schedule of Investments	1
Vaughan Nelson International Fund
Schedule of Investments	5
Statements of Assets and Liabilities	8
Statements of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	12
Notes to Financial Statements	16
Expense Examples	26

This report and the financial statements contained herein are provided for the general information of the shareholders of the Vaughan Nelson Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.im.natixis.com/en-us/products/mutual-funds/funds-by-fund-family/vaughan-nelson-funds

Vaughan Nelson Emerging Markets Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.7%
	AUSTRIA — 1.0%
2,815	DO & Co. A.G.	$432,014
	BRAZIL — 6.9%
108,001	Cury Construtora e Incorporadora S.A.	407,661
252,060	Dexco S.A.	350,960
105,456	GPS Participacoes e Empreendimentos S.A. [1]	380,792
92,804	PRIO S.A.	857,873
102,142	SLC Agricola S.A.	375,513
100,561	Smartfit Escola de Ginastica e Danca S.A.	468,469
		2,841,268
	CHILE — 1.2%
18,020	Antofagasta PLC	494,313
	CHINA — 17.7%
101,605	ANTA Sports Products Ltd.	1,150,269
934,700	Focus Media Information Technology Co., Ltd. - Class A	836,628
283,070	Haitian International Holdings Ltd.	921,918
543,985	Maoyan Entertainment *,1	672,563
60,400	Ningbo Tuopu Group Co., Ltd. - Class A	519,718
46,900	Proya Cosmetics Co., Ltd. - Class A	707,574
54,203	Tencent Music Entertainment Group - ADR *	680,248
340,140	Tongcheng Travel Holdings Ltd. *	895,207
481,415	Yadea Group Holdings Ltd. [1]	926,084
		7,310,209
	HONG KONG — 2.3%
263,283	China Resources Land Ltd.	946,724
	INDIA — 12.7%
62,105	360 ONE WAM Ltd.	583,468
77,076	Aegis Logistics Ltd.	632,625
14,910	Angel One Ltd.	495,790
71,886	Aster DM Healthcare Ltd. [1]	298,756
20,775	Cyient Ltd.	448,165
16,246	Dalmia Bharat Ltd.	357,493
389,679	Federal Bank Ltd.	756,892
13,554	KEI Industries Ltd.	648,739
16,964	Mahindra & Mahindra Ltd.	437,567
107,185	SIS Ltd. *	599,609
		5,259,104
	INDONESIA — 2.9%
7,089,770	Ace Hardware Indonesia Tbk P.T.	407,027
1,425,184	Bank Negara Indonesia Persero Tbk P.T.	458,535

Vaughan Nelson Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDONESIA (Continued)
3,373,667	Mitra Adiperkasa Tbk P.T.	$326,397
		1,191,959
	MEXICO — 2.3%
108,320	Corp Inmobiliaria Vesta S.A.B. de C.V.	383,244
350,395	Grupo Traxion S.A.B. de C.V. *,1	589,282
		972,526
	SAUDI ARABIA — 3.0%
61,474	Bank AlBilad	584,330
11,496	Leejam Sports Co. JSC	641,713
		1,226,043
	SOUTH AFRICA — 3.7%
346,165	Advtech Ltd.	526,477
22,260	Anglogold Ashanti Plc	511,947
20,801	Bid Corp. Ltd.	476,975
		1,515,399
	SOUTH KOREA — 15.8%
15,991	Doosan Bobcat, Inc.	597,663
22,750	Duk San Neolux Co., Ltd. *	626,746
16,240	Fila Holdings Corp.	478,067
10,560	Hana Financial Group, Inc.	445,387
126,450	Hanon Systems	506,415
5,999	Hansol Chemical Co., Ltd.	832,088
10,067	KIWOOM Securities Co., Ltd.	955,997
8,562	Samsung Electro-Mechanics Co., Ltd.	955,035
1,530	Samsung SDI Co., Ltd.	473,488
3,147	Soulbrain Co., Ltd.	679,382
		6,550,268
	TAIWAN — 18.0%
57,450	Accton Technology Corp.	804,840
79,980	Chroma ATE, Inc.	649,575
88,975	Ennoconn Corp.	889,766
65,400	Gold Circuit Electronics Ltd.	390,687
14,640	King Slide Works Co., Ltd.	544,560
183,900	King Yuan Electronics Co., Ltd.	535,113
14,674	Lotes Co., Ltd.	642,782
399,430	Nanya Technology Corp.	806,228
55,250	Nien Made Enterprise Co., Ltd.	645,671
92,150	Powertech Technology, Inc.	490,733

Vaughan Nelson Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TAIWAN (Continued)
55,773	Yageo Corp.	$1,063,842
		7,463,797
	THAILAND — 2.5%
583,146	Hana Microelectronics PCL	603,515
3,233,378	WHA Corp. PCL	434,456
		1,037,971
	TURKEY — 1.2%
42,920	BIM Birlesik Magazalar A.S.	512,762
	UNITED ARAB EMIRATES — 1.5%
271,438	Emaar Properties PJSC	606,743
	UNITED STATES — 4.0%
161,670	Kosmos Energy Ltd. *	916,669
212,375	Samsonite International S.A. *,1	746,640
		1,663,309
	Total Common Stocks
	(Cost $33,464,266)	40,024,409

Principal Amount
	SHORT-TERM INVESTMENTS — 2.9%
$1,200,449	UMB Bank, Institutional Banking Money Market II Deposit Investment, 4.78%[2]	1,200,449
	Total Short-Term Investments
	(Cost $1,200,449)	1,200,449

	TOTAL INVESTMENTS — 99.6%
	(Cost $34,664,715)	41,224,858
	Other Assets in Excess of Liabilities — 0.4%	178,750
	TOTAL NET ASSETS — 100.0%	$41,403,608

ADR – American Depository Receipt
PCL – Public Company Limited
PJSC – Public Joint Stock Company
PLC – Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $3,614,117, which represents 8.73% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Vaughan Nelson Emerging Markets Fund

SUMMARY OF INVESTMENTS

As of April 30, 2024 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Tech Hardware & Semiconductors	20.0%
Consumer Discretionary Products	10.3%
Industrial Products	8.1%
Materials	7.8%
Media	7.5%
Industrial Services	6.9%
Oil & Gas	5.8%
Real Estate	5.7%
Banking	5.4%
Financial Services	4.9%
Retail & Wholesale - Discretionary	4.6%
Consumer Discretionary Services	4.0%
Consumer Staple Products	2.6%
Retail & Wholesale - Staples	2.4%
Health Care	0.7%
Total Common Stocks	96.7%
Short-Term Investments	2.9%
Total Investments	99.6%
Other Assets in Excess of Liabilities	0.4%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Vaughan Nelson International Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.4%
	AUSTRALIA — 4.3%
5,280	REA Group Ltd.	$605,231
6,025	Rio Tinto Ltd.	501,422
		1,106,653
	BRAZIL — 9.4%
123,040	NU Holdings Ltd. Class A *	1,336,215
134,325	Petroleo Brasileiro S.A.	1,086,996
		2,423,211
	CANADA — 9.3%
19,550	Shopify, Inc. *	1,372,491
7,825	TFI International, Inc.	1,019,006
		2,391,497
	CHINA — 9.9%
118,545	ANTA Sports Products Ltd.	1,342,047
87,940	Meituan - Class B *,1	1,200,779
		2,542,826
	FRANCE — 2.5%
5,353	Alten S.A.	629,107
	GERMANY — 2.4%
2,085	Sartorius A.G.	623,344
	IRELAND — 10.1%
11,980	Kingspan Group PLC	1,065,628
12,155	PDD Holdings, Inc. - ADR *	1,521,563
		2,587,191
	JAPAN — 4.8%
122,630	Mitsubishi UFJ Financial Group, Inc.	1,221,561
	MEXICO — 0.5%
20,910	Grupo Mexico S.A.B. de C.V.	129,201
	SOUTH KOREA — 5.9%
108,960	Hanon Systems	436,370
19,460	Samsung Electronics Co., Ltd.	1,081,716
		1,518,086
	SWEDEN — 4.5%
46,850	Investor A.B. - B Shares	1,147,486
	SWITZERLAND — 7.2%
6,530	Straumann Holding A.G.	868,035
37,375	UBS Group A.G.	981,536
		1,849,571

Vaughan Nelson International Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TAIWAN — 5.3%
56,940	Taiwan Semiconductor Manufacturing Co., Ltd.	$1,363,358
	UNITED KINGDOM — 10.3%
43,090	Intermediate Capital Group PLC	1,123,075
1	Renewi PLC *	4
108,012	RS GROUP PLC	989,464
20,390	TechnipFMC PLC	522,392
		2,634,935
	UNITED STATES — 12.0%
102,525	Kosmos Energy Ltd. *	581,317
1,750	Monolithic Power Systems, Inc.	1,171,328
18,890	ON Semiconductor Corp. *	1,325,322
		3,077,967
	Total Common Stocks
	(Cost $26,101,546)	25,245,994

Principal Amount
	SHORT-TERM INVESTMENTS — 0.9%
$243,176	UMB Bank, Institutional Banking Money Market II Deposit Investment, 4.78%[2]	243,176
	Total Short-Term Investments
	(Cost $243,176)	243,176

	TOTAL INVESTMENTS — 99.3%
	(Cost $26,344,722)	25,489,170
	Other Assets in Excess of Liabilities — 0.7%	180,699
	TOTAL NET ASSETS — 100.0%	$25,669,869

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,200,779, which represents 4.68% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Vaughan Nelson International Fund

SUMMARY OF INVESTMENTS

As of April 30, 2024 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Tech Hardware & Semiconductors	19.3%
Financial Services	12.7%
Retail & Wholesale - Discretionary	11.2%
Industrial Services	10.3%
Banking	10.0%
Oil & Gas	8.5%
Media	7.0%
Materials	6.6%
Health Care	5.8%
Software & Tech Services	5.3%
Consumer Discretionary Products	1.7%
Total Common Stocks	98.4%
Short-Term Investments	0.9%
Total Investments	99.3%
Other Assets in Excess of Liabilities	0.7%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Vaughan Nelson Funds

STATEMENTS OF ASSETS AND LIABILITIES

As of April 30, 2024 (Unaudited)

	Emerging Markets Fund	International Fund
Assets:
Investments, at cost	$34,664,715	$26,344,722
Foreign currency, at cost	89,936	-
Investments, at value	$41,224,858	$25,489,170
Foreign currency, at value	89,822	-
Receivables:
Investment securities sold	259,023	-
Fund shares sold	827	4,795
Dividends and interest	137,710	206,699
Due from Advisor	-	5,075
Non-U.S. Tax Reimbursements	34,513	-
Prepaid expenses	17,489	25,203
Total assets	41,764,242	25,730,942

Liabilities:
Payables:
Fund shares redeemed	48,161	-
Advisory fees	6,192	-
Shareholder servicing fees (Note 7)	12,684	16,910
Distribution fees (Note 8)	33	16
Fund administration fees	118	523
Transfer agent fees and expenses	2,635	3,477
Custody fees	4,970	6,329
Non-U.S. Taxes	260,169	-
Trustees' deferred compensation (Note 3)	13,688	13,636
Auditing fees	9,061	9,140
Legal fees	1,348	6,170
Trustees' fees and expenses	441	762
Chief Compliance Officer fees	363	1,185
Shareholder reporting fees	187	337
Accrued other expenses	584	2,588
Total liabilities	360,634	61,073
Commitments and contingencies (Note 3)
Net Assets	$41,403,608	$25,669,869

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$39,418,380	$41,008,230
Total distributable earnings (accumulated deficit)	1,985,228	(15,338,361)
Net Assets	$41,403,608	$25,669,869

Maximum Offering Price per Share:
Institutional Class
Net assets applicable to shares outstanding	$41,400,346	$25,634,040
Shares of beneficial interest issued and outstanding	3,925,120	2,052,220
Net asset value per share	$10.55	$12.49

Investor Class
Net assets applicable to shares outstanding	$3,262	$35,829
Shares of beneficial interest issued and outstanding	310	2,878
Net asset value per share[1]	$10.53	$12.45

[1]	Based on unrounded Net Assets and Shares Outstanding.

See accompanying Notes to Financial Statements.

Vaughan Nelson Funds

STATEMENTS OF OPERATIONS

For the Six Months Ended April 30, 2024 (Unaudited)

	Emerging Markets Fund	International Fund
Investment income:
Dividends (net of foreign withholding taxes of $56,613 and $22,184, respectively)	$361,691	$241,755
Interest	17,836	9,812
Total investment income	379,527	251,567

Expenses:
Advisory fees	175,369	105,162
Shareholder servicing fees (Note 7)	11,475	15,331
Distribution fees (Note 8) - Investor Class	4	45
Fund administration fees	54,818	60,351
Transfer agent fees and expenses	8,065	9,236
Custody fees	30,795	12,900
Legal fees	16,796	7,796
Registration fees	11,663	13,910
Auditing fees	9,712	9,708
Trustees' fees and expenses	6,931	7,031
Chief Compliance Officer fees	5,249	5,249
Shareholder reporting fees	4,004	3,149
Miscellaneous	2,819	2,445
Insurance fees	1,866	1,866
Tax reclaim service fees	-	2,983
Total expenses	339,566	257,162
Advisory fees waived	(135,526)	(105,162)
Other expenses absorbed	-	(25,759)
Net expenses	204,040	126,241
Net investment income (loss)	175,487	125,326

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	208,521	551,853
Deferred non-US taxes	(147,116)	-
Net realized gain (loss)	61,405	551,853
Net change in unrealized appreciation/depreciation on:
Investments	4,089,806	2,170,826
Foreign currency translations	(2,957)	(1,502)
Deferred non-US taxes	(43,142)	-
Net change in unrealized appreciation/depreciation	4,043,707	2,169,324
Net realized and unrealized gain (loss)	4,105,112	2,721,177

Net Increase (Decrease) in Net Assets from Operations	$4,280,599	$2,846,503

See accompanying Notes to Financial Statements.

Vaughan Nelson Emerging Markets Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$175,487	$454,029
Net realized gain (loss) on investments, foreign currency transactions and deferred non-US taxes	61,405	(1,469,434)
Net change in unrealized appreciation/depreciation on investments, foreign currency translations and deferred non-US taxes	4,043,707	3,777,702
Net increase from payment by affiliates (note 3)	–	210,112
Net increase (decrease) in net assets resulting from operations	4,280,599	2,972,409

Distributions to Shareholders:
Distributions:
Institutional Class	(361,042)	(357,243)
Investor Class	(30)	(28)
Total distributions to shareholders	(361,072)	(357,271)

Capital Transactions:
Net proceeds from shares sold:
Institutional Class	5,529,504	3,643,554
Reinvestment of distributions:
Institutional Class	359,583	354,522
Investor Class	29	29
Cost of shares redeemed:
Institutional Class	(1,492,570)	(1,827,538)
Net increase (decrease) in net assets from capital transactions	4,396,546	2,170,567

Total increase (decrease) in net assets	8,316,073	4,785,705

Net Assets:
Beginning of period	33,087,535	28,301,830
End of period	$41,403,608	$33,087,535
Capital Share Transactions:
Shares sold:
Institutional Class	539,536	380,066
Shares reinvested:
Institutional Class	34,877	38,368
Investor Class	3	3
Shares redeemed:
Institutional Class	(143,563)	(184,384)
Net increase (decrease) in capital share transactions	430,853	234,053

See accompanying Notes to Financial Statements.

Vaughan Nelson International Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2024 (Unaudited)	For the Year Ended October 31, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$125,326	$407,793
Net realized gain (loss) on investments and foreign currency transactions	551,853	(3,809,542)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	2,169,324	3,418,255
Net increase (decrease) in net assets resulting from operations	2,846,503	16,506

Distributions to Shareholders:
Distributions:
Institutional Class	(419,605)	(482,787)
Investor Class	(502)	(412)
Total distributions to shareholders	(420,107)	(483,199)

Capital Transactions:
Net proceeds from shares sold:
Institutional Class	1,845,309	981,859
Investor Class	180	2,839
Reinvestment of distributions:
Institutional Class	405,581	470,989
Investor Class	502	412
Cost of shares redeemed:
Institutional Class	(3,781,322)	(10,192,704)
Investor Class	(162)	(310)
Net increase (decrease) in net assets from capital transactions	(1,529,912)	(8,736,915)

Total increase (decrease) in net assets	896,484	(9,203,608)

Net Assets:
Beginning of period	24,773,385	33,976,993
End of period	$25,669,869	$24,773,385
Capital Share Transactions:
Shares sold:
Institutional Class	144,502	76,508
Investor Class	14	226
Shares reinvested:
Institutional Class	32,369	37,174
Investor Class	40	33
Shares redeemed:
Institutional Class	(303,177)	(783,523)
Investor Class	(13)	(25)
Net increase (decrease) in capital share transactions	(126,265)	(669,607)

See accompanying Notes to Financial Statements.

Vaughan Nelson Emerging Markets Fund

FINANCIAL HIGHLIGHTS

Institutional Class*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2024	For the Year Ended October 31,
	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.47	$8.68	$10.73	$8.37	$8.75	$8.84
Income from Investment Operations:
Net investment income (loss) [1]	0.05	0.13	0.16	0.20	0.15	0.17
Net realized and unrealized gain (loss)	1.13	0.71	(2.05)	2.31	(0.27)	(0.13)
Net increase from payments by affiliates (Note 3)	-	0.06	-	-	-	-
Total from investment operations	1.18	0.90	(1.89)	2.51	(0.12)	0.04

Less Distributions:
From net investment income	(0.10)	(0.11)	(0.16)	(0.15)	(0.26)	(0.13)
From net realized gain	-	-	-	-	-	-
Total distributions	(0.10)	(0.11)	(0.16)	(0.15)	(0.26)	(0.13)

Redemption fee proceeds[2]	-	-	-	-	-	- [3]
Net asset value, end of period	$10.55	$9.47	$8.68	$10.73	$8.37	$8.75

Total return[4]	12.51%[5]	10.34%[6]	(17.86)%	30.19%	(1.60)%	0.48%

Ratios and Supplemental Data:
Net assets, end of period (millions)	$41.4	$33.1	$28.3	$32.2	$23.5	$23.7

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.77%[7]	1.99%	2.10%	2.04%	2.40%	1.64%
After fees waived and expenses absorbed	1.06%[7]	1.10%	1.10%	1.35%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.20%[7]	0.45%	0.64%	1.19%	0.78%	1.59%
After fees waived and expenses absorbed	0.91%[7]	1.34%	1.64%	1.88%	1.83%	1.88%

Portfolio turnover rate	43%[5]	59%	68%	65%	62%	48%

*	Shares were re-designated into Institutional Class shares on October 1, 2019.
[1]	Based on average shares method.
[2]	Based on average shares method. Effective October 1, 2019, the Fund no longer imposes a Redemption fee.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[5]	Not annualized.
[6]	The Advisor reimbursed the Fund $210,112 for losses from a trade error. This reimbursement had a positive 0.70% impact on the total return.
[7]	Annualized.

See accompanying Notes to Financial Statements.

Vaughan Nelson Emerging Markets Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2024	For the Year Ended October 31,			For the Period December 2, 2019* through
	(Unaudited)	2023	2022	2021	October 31, 2020
Net asset value, beginning of period	$9.46	$8.68	$10.73	$8.36	$8.66
Income from Investment Operations:
Net investment income (loss) [1]	0.04	0.11	0.14	0.17	0.13
Net realized and unrealized gain (loss)	1.13	0.70	(2.06)	2.32	(0.19)
Net increase from payments by affiliates (Note 3)	-	0.06	-	-	-
Total from investment operations	1.17	0.87	(1.92)	2.49	(0.06)

Less Distributions:
From net investment income	(0.10)	(0.09)	(0.13)	(0.12)	(0.24)
Total distributions	(0.10)	(0.09)	(0.13)	(0.12)	(0.24)

Net asset value, end of period	$10.53	$9.46	$8.68	$10.73	$8.36

Total return[2]	12.35%[3]	10.08%[4]	(18.10)%	29.95%	(0.89)%[3]

Ratios and Supplemental Data:
Net assets, end of period (millions)	$- [5]	$- [5]	$- [5]	$- [5]	$- [5]

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.02%[6]	2.24%	2.35%	2.29%	2.69%[6]
After fees waived and expenses absorbed	1.31%[6]	1.35%	1.35%	1.60%	1.60%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.00%[6]	0.20%	0.40%	0.95%	0.60%[6]
After fees waived and expenses absorbed	0.71%[6]	1.09%	1.40%	1.64%	1.69%[6]

Portfolio turnover rate	43%[3]	59%	68%	65%	62%[3]

*	Commencement of Operations.
[1]	Based on average shares method.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	The Advisor reimbursed the Fund $210,112 for losses from a trade error. This reimbursement had a positive 0.70% impact on the total return.
[5]	Amount represents less than $1,000,000.
[6]	Annualized.

See accompanying Notes to Financial Statements.

Vaughan Nelson International Fund

FINANCIAL HIGHLIGHTS

Institutional Class*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2024	For the Year Ended October 31,
	(Unaudited)	2023	2022	2021	2020	2019
Net asset value, beginning of period	$11.36	$11.92	$17.88	$13.03	$12.98	$12.55
Income from Investment Operations:
Net investment income (loss) [1]	0.06	0.17	0.19	0.17	0.13	0.19
Net realized and unrealized gain (loss)	1.27	(0.55)	(5.98)	4.81	0.15	0.48
Total from investment operations	1.33	(0.38)	(5.79)	4.98	0.28	0.67

Less Distributions:
From net investment income	(0.20)	(0.18)	(0.17)	(0.13)	(0.23)	(0.24)
From net realized gain	-	-	-	-	-	-
Total distributions	(0.20)	(0.18)	(0.17)	(0.13)	(0.23)	(0.24)

Redemption fee proceeds[2]	-	-	-	-	-	- [3]
Net asset value, end of period	$12.49	$11.36	$11.92	$17.88	$13.03	$12.98

Total return[4]	11.74%[5]	(3.37)%	(32.67)%	38.39%	2.11%	5.72%

Ratios and Supplemental Data:
Net assets, end of period (millions)	$25.6	$24.7	$33.9	$40.0	$18.0	$4.7

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.00%[6]	1.92%	1.52%	1.96%	2.74%	1.94%
After fees waived and expenses absorbed	0.98%[6]	0.99%	0.99%	1.15%	1.15%	1.15%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.05)%[6]	0.36%	0.79%	0.17%	(0.50)%	0.79%
After fees waived and expenses absorbed	0.97%[6]	1.29%	1.32%	0.98%	1.09%	1.58%

Portfolio turnover rate	131%[5]	58%	92%	59%	68%	54%

*	Class I shares were re-designated into Institutional Class shares on October 1, 2019. Advisor Class shares converted into Institutional Class shares on February 10, 2020
[1]	Based on average shares method.
[2]	Based on average shares method. Effective October 1, 2019, the Fund no longer imposes a Redemption fee.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

Vaughan Nelson International Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2024	For the Year Ended October 31,			For the Period December 2, 2019* through October 31,
	(Unaudited)	2023	2022	2021	2020
Net asset value, beginning of period	$11.31	$11.88	$17.85	$12.99	$13.30
Income from Investment Operations:
Net investment income (loss) [1]	0.05	0.13	0.15	0.13	0.08
Net realized and unrealized gain (loss)	1.27	(0.54)	(5.97)	4.80	(0.14)
Total from investment operations	1.32	(0.41)	(5.82)	4.93	(0.06)

Less Distributions:
From net investment income	(0.18)	(0.16)	(0.15)	(0.07)	(0.25)
Total distributions	(0.18)	(0.16)	(0.15)	(0.07)	(0.25)

Net asset value, end of period	$12.45	$11.31	$11.88	$17.85	$12.99

Total return[2]	11.64%[3]	(3.61)%	(32.88)%	38.00%	(0.55)%[3]

Ratios and Supplemental Data:
Net assets, end of period (millions)	$- [4]	$- [4]	$- [4]	$- [4]	$- [4]

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.25%[5]	2.17%	1.77%	2.21%	2.93%[5]
After fees waived and expenses absorbed	1.23%[5]	1.24%	1.24%	1.40%	1.40%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.30)%[5]	0.11%	0.54%	(0.08)%	(0.87)%[5]
After fees waived and expenses absorbed	0.72%[5]	1.04%	1.07%	0.73%	0.66%[5]

Portfolio turnover rate	131%[3]	58%	92%	59%	68%[3]

*	Commencement of Operations.
[1]	Based on average shares method.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Amount represents less than $1,000,000.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS

April 30, 2024 (Unaudited)

Note 1 – Organization

Vaughan Nelson Emerging Markets Fund (the “Emerging Markets Fund”) and Vaughan Nelson International Fund (the “International Fund”), each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Vaughan Nelson Funds are diversified funds. The Emerging Markets Fund and International Fund’s primary investment objective is to provide long-term capital appreciation. Prior to March 1, 2024, Vaughan Nelson Emerging Markets Fund and Vaughan Nelson International Fund were known as Vaughan Nelson Emerging Markets Opportunities Fund and Vaughan Nelson International Small Cap Fund.

The Emerging Markets Fund offers two classes of shares, Institutional Class shares and Investor Class shares. Institutional Class shares commenced operations on November 1, 2013. Investor Class shares commenced operations on December 2, 2019.

The International Fund offers two classes of shares, Institutional and Investor. Institutional Class shares commenced operations on December 31, 2013. Advisor Class shares converted into Institutional Class shares on February 10, 2020. The Investor Class shares commenced operations on December 2, 2019.

The shares of each class represent an interest in the same portfolio of investments of the International Fund and Emerging Markets Fund have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2024 (Unaudited)

(b) Preferred Stocks

Preferred stocks are a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment in the event a company is liquidated, although preferred stock is usually subordinate to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

(c) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values.  In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held.  Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities. Each ETF in which each Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

(d) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(e) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2024 (Unaudited)

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(f) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended October 31, 2021 – 2023 and the six months ended April 30, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g) Distributions to Shareholders

The Funds will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(h) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2024 (Unaudited)

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an investment advisory agreement (the “Advisory Agreement”) with Vaughan Nelson Investment Management, L.P. (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor at the following annual rates based on the average daily net assets of the Funds:

Emerging Markets Fund	0.85%*
International Fund	0.75%+

*	Prior to March 1, 2024, annual rate of the investment advisory fee was 0.95%.

+	Prior to March 1, 2024, annual rate of the investment advisory fee was 0.85%.

The Advisor has contractually agreed to waive its fee and/or pay for operating expenses of the Funds to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A) professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed the following levels:

Expense Limit as a % of average daily net assets
Emerging Markets Fund – Investor Class	1.25%*
Emerging Markets Fund – Institutional Class	1.00%*
International Fund - Investor Class	1.14%+
International Fund – Institutional Class	0.89%+

*	Prior to March 1, 2024, the annual operating expense limit for Emerging Markets Fund was 1.35% for Investor Class and 1.10% for Institutional Class.

+	Prior to March 1, 2024, the annual operating expense limit for International Fund was 1.24% for Investor Class and 0.99% for Institutional Class.

This agreement is in effect until March 1, 2025, and it may be terminated before that date only by the Trust’s Board of Trustees. The Advisor waived its advisory fees and absorbed other expenses for the six months ended April 30, 2024 as stated below:

Emerging Markets Fund	$135,526
International Fund	130,921

The Advisor is permitted to seek reimbursement from each Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment.  This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At April 30, 2024, the amount of these potentially recoverable expenses was $947,933 and $894,159, for the Emerging Markets Fund and International Fund, respectively. The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Statement of Assets and Liabilities. The Advisor may recapture all or a portion of the following amounts no later than October 31, of the years stated below:

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2024 (Unaudited)

	Emerging Markets Fund	International Fund
2024	$213,706	$246,448
2025	295,372	223,732
2026	303,329	293,058
2027	135,526	130,921
Total	$947,933	$894,159

The Advisor reimbursed the Emerging Markets Fund $210,112 for losses from a trade error during the period ended October 31, 2023. This amount is reported on the Fund’s Financial Highlights under the caption “Net increase from payment by affiliates.” This reimbursement had a positive 0.70% impact to the total return.

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, N.A., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended April 30, 2024, are reported on the Statements of Operations.

Natixis Distribution, LLC. serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended April 30, 2024, each Fund’s allocated fees paid to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees had adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees' fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust.  The Funds’ allocated fees incurred for CCO services for the six months ended April 30, 2024, are reported on the Statements of Operations.

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2024 (Unaudited)

Note 4 – Federal Income Taxes

At April 30, 2024, gross unrealized appreciation (depreciation) on investments, based on cost for federal income tax purposes were as follows:

	Emerging Markets Fund	International Fund
Cost of Investments	$34,837,308	$26,443,143

Gross Unrealized Appreciation	$7,626,152	$667,342
Gross Unrealized Depreciation	(1,238,602)	(1,621,315)
Net Unrealized Appreciation/(Depreciation) on investments	$6,387,550	$(953,973)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

At October 31, 2023, the Funds had capital loss carryforwards, which reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, the capital loss carryforwards will expire as follows:

	Not Subject to Expiration
	Short-Term	Long-Term	Total
Emerging Markets Fund	$3,197,747	$873,900	$4,071,647
International Fund	11,316,670	3,646,942	14,963,612

As of October 31, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Emerging Markets	International
	Fund	Fund

Undistributed ordinary income	$261,142	$344,301
Undistributed long-term capital gains	-	-
Tax accumulated earnings	261,142	344,301

Accumulated capital and other losses	(4,071,647)	(14,963,612)
Unrealized appreciation (depreciation) on investments	2,104,868	(3,125,577)
Unrealized appreciation (depreciation) on foreign currency translations	(218,519)	(9,741)
Unrealized deferred compensation	(10,144)	(10,128)
Total accumulated earnings (deficit)	$(1,934,300)	$(17,764,757)

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2024 (Unaudited)

The tax character of distributions paid during the fiscal years ended October 31, 2023 and 2022 were as follows:

	Emerging Markets Fund		International Fund
	2023	2022	2023	2022
Distributions paid from:
Ordinary income	$357,271	$469,080	$483,199	$383,711
Net long-term capital gains	-	-	-	-
Total distributions paid	$357,271	$469,080	$483,199	$383,711

Note 5 – Redemption Fee

Effective October 1, 2019, the redemption fee for the Funds have been removed. Prior to October 1, 2019, the Funds could impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase.

Note 6 – Investment Transactions

For the six months ended April 30, 2024, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
Emerging Markets Fund	$19,861,121	$16,094,522
International Fund	33,155,196	34,463,657

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Emerging Markets Fund and International Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets attributed to each class shares of the Funds serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended April 30, 2024, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 8 – Distribution Plan

The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act which allows each Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Investor Class shares, payable to Natixis Distribution, LLC. Institutional Class shares are not subject to any distribution or administrative service fees under the plan.

For the six months ended April 30, 2024, for the Emerging Markets Fund and International Fund, distribution fees incurred by each Fund’s Investor Class shares are disclosed on the Statements of Operations.

Note 9 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2024 (Unaudited)

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2024, in valuing the Funds’ assets carried at fair value:

Emerging Markets Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Communications	$680,248	$2,404,399	$-	$3,084,647
Consumer Discretionary	468,469	7,312,044	-	7,780,513
Consumer Staples	852,488	1,220,337	-	2,072,825
Energy	1,774,542	632,625	-	2,407,167
Financials	606,743	4,280,399	-	4,887,142
Health Care	-	298,756	-	298,756
Industrials	1,809,749	3,364,401	-	5,174,150
Materials	350,960	3,088,962	-	3,439,922
Real Estate	383,244	1,381,180	-	1,764,424
Technology	-	9,114,863	-	9,114,863
Total Common Stocks	6,926,443	33,097,966	-	40,024,409
Short-Term Investments	1,200,449	-	-	1,200,449
Total Investments	$8,126,892	$33,097,966	$-	$41,224,858

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2024 (Unaudited)

International Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Communications	$-	$1,806,010	$-	$1,806,010
Consumer Discretionary	1,521,563	1,778,416	-	3,299,979
Energy	2,190,705	-	-	2,190,705
Financials	1,336,214	4,473,658	-	5,809,872
Health Care	-	1,491,380	-	1,491,380
Industrials	1,019,010	1,618,571	-	2,637,581
Materials	129,202	1,567,050	-	1,696,252
Technology	3,869,141	2,445,074	-	6,314,215
Total Common Stocks	10,065,835	15,180,159	-	25,245,994
Short-Term Investments	243,176	-	-	243,176
Total Investments	$10,309,011	$15,180,159	$-	$25,489,170

*	The Fund did not hold any Level 3 securities at period end.

Note 11 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial statement instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 12- New Accounting Pronouncement and Regulatory Updates

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and exchange-traded funds (ETFs) to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2024 (Unaudited)

Note 13 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Vaughan Nelson Funds

EXPENSE EXAMPLES

For the Six Months Ended April 30, 2024 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Investor Class only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These investments are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2023 to April 30, 2024.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Vaughan Nelson Emerging Markets Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/23	4/30/24	11/1/23 – 4/30/24
Investor Class	Actual Performance	1,000.00	1,123.50	6.96
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.31	6.62
		11/1/23	4/30/24	11/1/23 – 4/30/24
Institutional Class	Actual Performance	1,000.00	1,125.10	5.62
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.58	5.34

*	Expenses are equal to the Fund’s annualized expense ratio of 1.31% and 1.06% for the Investor and Institutional Class shares, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Vaughan Nelson Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended April 30, 2024 (Unaudited)

Vaughan Nelson International Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/23	4/30/24	11/1/23 – 4/30/24
Investor Class	Actual Performance	1,000.00	1,116.40	6.48
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.74	6.18
		11/1/23	4/30/24	11/1/23 – 4/30/24
Institutional Class	Actual Performance	1,000.00	1,117.40	$5.16
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.99	4.92

*	Expenses are equal to the Fund’s annualized expense ratios of 1.23% and 0.98% for Investor Class and Institutional Class shares, respectively, multiplied by the average account values over the period, multiplied by 182/366 (to reflect the six months period). The expense ratios reflect an expense waiver. Assume all dividends and distributions were reinvested.

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Vaughan Nelson Funds

Each a series of Investment Managers Series Trust

Investment Advisor

Vaughan Nelson Investment Management, L.P.

600 Travis Street, Suite 3800

Houston, Texas 77002

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

Natixis Distribution, LLC

888 Boylston Street, Suite 800

Boston, Massachusetts 02199

FUND INFORMATION

	TICKER	CUSIP
Vaughan Nelson Emerging Markets Fund – Investor Class	ADVKX	461 43U 500
Vaughan Nelson Emerging Markets Fund – Institutional Class	ADVMX	461 41P 552
Vaughan Nelson International Fund – Investor Class	ADVJX	461 43U 609
Vaughan Nelson International Fund – Institutional Class	ADVLX	461 41P 412

Privacy Principles of the Vaughan Nelson Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Vaughan Nelson Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (888) 660-6610 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Funds at (888) 660-6610 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Funds file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Funds’ Form N-PORT on the SEC’s website at www.sec.gov.

Prior to the use of Form N-PORT, the Funds filed their complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, and notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (888) 660-6610.

Vaughan Nelson Funds

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 660-6610

Item 1. Report to Stockholders (Continued).

(b)	Not Applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Principal Executive Officer

Date	7/08/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Principal Executive Officer

Date	7/08/2024

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Principal Financial Officer

Date	7/08/2024